CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Pacsquare	Common Stock Convertible notes	Common Stock Short-term Merger Financing	Common Stock Tau Agreement	Common Stock	Additional Paid-in Capital Pacsquare	Additional Paid-in Capital Convertible notes	Additional Paid-in Capital Short-term Merger Financing	Additional Paid-in Capital Tau Agreement	Additional Paid-in Capital	Accumulated Deficit	Subscription Receivable Tau Agreement	Subscription Receivable	Pacsquare	Convertible notes	Short-term Merger Financing	Tau Agreement	Total
Beginning balance at Dec. 31, 2021					$ 503						$ (13,885,707)							$ (13,885,204)
Beginning balance (in shares) at Dec. 31, 2021					5,031,250
Accretion of Common Stock subject to Possible Redemption											(2,170,202)							(2,170,202)
Net loss											11,045,567							11,045,567
Ending balance at Dec. 31, 2022					$ 503						(5,010,342)							$ (5,009,839)
Ending balance (in shares) at Dec. 31, 2022					5,031,250													5,031,250
Net loss																		$ 677,930
Ending balance at Jun. 30, 2023					$ 503						(7,914,849)							(7,914,346)
Ending balance (in shares) at Jun. 30, 2023					5,031,250
Beginning balance at Dec. 31, 2022					$ 503						(5,010,342)							$ (5,009,839)
Beginning balance (in shares) at Dec. 31, 2022					5,031,250													5,031,250
Cancellation of admin fees										$ 120,000								$ 120,000
Accretion of Common Stock subject to Possible Redemption										(120,000)	(3,888,446)							(4,008,446)
Fair value of non-redemption agreement liability at issuance											(1,881,440)							(1,881,440)
Excise taxes related to redemptions											(1,528,101)							(1,528,101)
Net loss											794,950							794,950
Ending balance at Dec. 31, 2023					$ 503						(11,513,379)							$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023					5,031,250													5,031,250
Beginning balance at Jun. 30, 2023					$ 503						(7,914,849)							$ (7,914,346)
Beginning balance (in shares) at Jun. 30, 2023					5,031,250
Accretion of Common Stock subject to Possible Redemption											(1,020,680)							(1,020,680)
Fair value of non-redemption agreement liability at issuance											(1,881,440)							(1,881,440)
Excise taxes related to redemptions											(42,865)							(42,865)
Net loss											(255,978)							(255,978)
Ending balance at Sep. 30, 2023					$ 503						(11,115,812)							(11,115,309)
Ending balance (in shares) at Sep. 30, 2023					5,031,250
Beginning balance at Dec. 31, 2023					$ 503						(11,513,379)							$ (11,512,876)
Beginning balance (in shares) at Dec. 31, 2023					5,031,250													5,031,250
Common stock no longer subject to redemption					$ 11					1,195,555								$ 1,195,566
Common stock no longer subject to redemption (in shares)					109,499
Common stock issued to for consulting services					$ 35					1,459,941								$ 1,459,976
Common stock issued to for consulting services (in shares)					353,198
Shares issued as purchase consideration for the assets	$ 33					$ 1,141,467								$ 1,141,500
Shares issued as purchase consideration for the assets (in shares)	336,000																	4,400,000
Shares issued to additional consideration for delayed payment					$ 4					91,196								$ 91,200
Shares issued to additional consideration for delayed payments (in shares)					40,000
Stock Compensation Expense - Founder Shares transferred at closing										1,462,650								1,462,650
Founder Shares transferred at closing to non-redemption agreement holders										1,606,279								1,606,279
Founder Shares transferred at closing as consideration for Wilson Davis Acquisition										6,000,000								6,000,000
Founder Shares and warrants transferred to Secured convertible note holders										1,250,698								1,250,698
Shares issued to settle related party advances and promissory notes, net of deemed dividend					$ 200					19,999,800	(15,422,431)							4,577,569
Shares issued to settle related party advances and promissory notes, net of deemed dividend (in shares)					2,000,000
Shares issued as settlement of accrued interest					$ 15					210,535								210,550
Shares issued as settlement of accrued interest (in shares)					145,210
Accretion of Common Stock subject to Possible Redemption											(592,577)							(592,577)
Excise taxes related to redemptions											(539,471)							(539,471)
Net loss											(120,206,947)							(120,206,947)
Ending balance at Jun. 30, 2024					$ 1,246					110,164,676	(148,274,805)							$ (38,108,883)
Ending balance (in shares) at Jun. 30, 2024					12,455,157													12,455,157
Common stock issued to for consulting services					$ 1					2,577								$ 2,578
Common stock issued to for consulting services (in shares)					12,000
Shares issued as purchase consideration for the assets	$ 50					$ 122,250								$ 122,300
Shares issued as purchase consideration for the assets (in shares)	500,000
Shares issued as conversion in principle and interest on convertible notes		$ 177	$ 186				$ 324,823	$ 367,240							$ 325,000	$ 367,426
Shares issued as conversion in principle and interest on convertible notes (in shares)		1,769,122	1,862,116
Shares transferred by related parties as settlement for Company obligations under various financial instruments							$ 2,412,930								$ 2,412,930
Shares issued to additional consideration for delayed payment			$ 8					$ 16,332								$ 16,340
Shares issued to additional consideration for delayed payments (in shares)			76,000															1,234,990
Shares issued to related party as settlement in related party payable					$ 279					803,581								$ 803,860
Shares issued to related party as settlement in related party payable. (in shares)					2,788,276
Shares issued under Tau agreement settled through September 30, 2024				$ 144					$ 302,856			$ (154,619)					$ 148,381
Shares issued under Tau agreement settled through September 30, 2024 (in shares)				1,445,527													1,445,527
Shares transferred by related party as repayment of shares transferred to cover Company obligations as noted above net of contributed capital for debt assumed					$ (134)					134
Shares transferred by related party as repayment of shares transferred to cover Company obligations as noted above net of contributed capital for debt assumed					1,337,500
Net loss											10,748,033							10,748,033
Ending balance at Sep. 30, 2024					$ 2,225					$ 114,517,131	$ (137,526,772)		$ (154,619)					$ (23,162,035)
Ending balance (in shares) at Sep. 30, 2024					22,245,698													22,245,698